Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Note 17 — Subsequent Events
The Company has evaluated subsequent events through March 15, 2022 and determined that there have been no events that have occurred that would require adjustment to, or disclosure in, our consolidated financial statements.